GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Pro Forma Presentation (Details)	0 Months Ended	1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended
	May 13, 2014	Nov. 30, 2013	May 31, 2013	Jun. 30, 2012	Mar. 31, 2014	Jun. 30, 2013	Sep. 30, 2014
Significant Accounting Policies [Line Items]
Stock issued during the period (in shares)	8,825,000
Common Stock
Significant Accounting Policies [Line Items]
Common stock issued in conversion of Series A and B redeemable convertible preferred stock (in shares)	5,577,016
Stock issued during the period (in shares)		57,448	126,235.000	66,244	121,111	126,235	121,111
Common Stock | Pro Forma [Member]
Significant Accounting Policies [Line Items]
Common stock issued in conversion of Series A and B redeemable convertible preferred stock (in shares)	5,577,016
Stock issued during the period (in shares)	8,825,000